787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 22, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Equity Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Equity Funds (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SunAmerica Value Fund (the “Value Fund”), a series of the Registrant, of all of the assets and liabilities of the Focused Large-Cap Value Portfolio, a series of SunAmerica Focused Series, Inc., in exchange for Class A, Class B and Class C shares of the Value Fund.

Pursuant to Rule 488, the Registration Statement designates an effective date of August 21, 2009. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP
Jack D. Cohen, Willkie Farr & Gallagher LLP

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